Fixed Assets, net & Advances for Vessels under Construction - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessel Costs
Balance at the beginning of the period	$ 3,917,443	$ 3,421,897	$ 3,230,303
Additions	4,580	495,546	191,594
Transfers from right-of-use assets and to vessel held for sale	79,179
Disposals	(97,306)
Depreciation	131,214	113,832	101,531
Balance at the end of the period	3,903,896	3,917,443	3,421,897
Accumulated Depreciation
Balance at the beginning of the period	(1,055,792)	(941,960)	(840,429)
Transfers from right-of-use assets and to vessel held for sale	(5,896)
Disposals	10,500
Depreciation	(131,214)	(113,832)	(101,531)
Balance at the end of the period	(1,182,402)	(1,055,792)	(941,960)
Net Book Value
Balance at the beginning of the period	2,861,651	2,479,937	2,389,874
Additions	4,580	495,546	191,594
Transfers from right-of-use assets and to vessel held for sale	73,283
Disposals	(86,806)
Depreciation	131,214
Balance at the end of the period	$ 2,721,494	$ 2,861,651	$ 2,479,937